Segment Information - Analysis of Group's Revenue Streams (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of products and services [line items]
Revenue	£ 4,513	£ 4,552	£ 4,468
Courseware [member]
Disclosure of products and services [line items]
Revenue	2,188	2,200	2,225
Courseware [member] | School courseware [member]
Disclosure of products and services [line items]
Revenue	704	718	696
Courseware [member] | Higher education courseware [member]
Disclosure of products and services [line items]
Revenue	1,302	1,299	1,358
Courseware [member] | English courseware [member]
Disclosure of products and services [line items]
Revenue	182	183	171
Assessments [Member]
Disclosure of products and services [line items]
Revenue	1,365	1,344	1,295
Assessments [Member] | School and higher education assessments [member]
Disclosure of products and services [line items]
Revenue	634	667	736
Assessments [Member] | Clinical Assessments [Member]
Disclosure of products and services [line items]
Revenue	192	183	158
Assessments [Member] | Professional and English Certification [Member]
Disclosure of products and services [line items]
Revenue	539	494	401
Services [member]
Disclosure of products and services [line items]
Revenue	960	1,008	948
Services [member] | School Services [Member]
Disclosure of products and services [line items]
Revenue	333	319	257
Services [member] | Higher Education Services [Member]
Disclosure of products and services [line items]
Revenue	319	344	319
Services [member] | English Services [Member]
Disclosure of products and services [line items]
Revenue	308	345	332
Services [member] | School Systems [Member]
Disclosure of products and services [line items]
Revenue			40
North America [member]
Disclosure of products and services [line items]
Revenue	2,929	2,981	2,940
North America [member] | Courseware [member]
Disclosure of products and services [line items]
Revenue	1,560	1,586	1,635
North America [member] | Courseware [member] | School courseware [member]
Disclosure of products and services [line items]
Revenue	394	418	406
North America [member] | Courseware [member] | Higher education courseware [member]
Disclosure of products and services [line items]
Revenue	1,146	1,147	1,207
North America [member] | Courseware [member] | English courseware [member]
Disclosure of products and services [line items]
Revenue	20	21	22
North America [member] | Assessments [Member]
Disclosure of products and services [line items]
Revenue	842	854	815
North America [member] | Assessments [Member] | School and higher education assessments [member]
Disclosure of products and services [line items]
Revenue	355	378	420
North America [member] | Assessments [Member] | Clinical Assessments [Member]
Disclosure of products and services [line items]
Revenue	146	143	126
North America [member] | Assessments [Member] | Professional and English Certification [Member]
Disclosure of products and services [line items]
Revenue	341	333	269
North America [member] | Services [member]
Disclosure of products and services [line items]
Revenue	527	541	490
North America [member] | Services [member] | School Services [Member]
Disclosure of products and services [line items]
Revenue	274	259	209
North America [member] | Services [member] | Higher Education Services [Member]
Disclosure of products and services [line items]
Revenue	253	269	223
North America [member] | Services [member] | English Services [Member]
Disclosure of products and services [line items]
Revenue		13	18
North America [member] | Services [member] | School Systems [Member]
Disclosure of products and services [line items]
Revenue			40
Core [member]
Disclosure of products and services [line items]
Revenue	815	803	815
Core [member] | Courseware [member]
Disclosure of products and services [line items]
Revenue	324	330	337
Core [member] | Courseware [member] | School courseware [member]
Disclosure of products and services [line items]
Revenue	171	173	178
Core [member] | Courseware [member] | Higher education courseware [member]
Disclosure of products and services [line items]
Revenue	93	92	94
Core [member] | Courseware [member] | English courseware [member]
Disclosure of products and services [line items]
Revenue	60	65	65
Core [member] | Assessments [Member]
Disclosure of products and services [line items]
Revenue	440	420	423
Core [member] | Assessments [Member] | School and higher education assessments [member]
Disclosure of products and services [line items]
Revenue	256	268	296
Core [member] | Assessments [Member] | Clinical Assessments [Member]
Disclosure of products and services [line items]
Revenue	46	40	32
Core [member] | Assessments [Member] | Professional and English Certification [Member]
Disclosure of products and services [line items]
Revenue	138	112	95
Core [member] | Services [member]
Disclosure of products and services [line items]
Revenue	51	53	55
Core [member] | Services [member] | School Services [Member]
Disclosure of products and services [line items]
Revenue	5	6	1
Core [member] | Services [member] | Higher Education Services [Member]
Disclosure of products and services [line items]
Revenue	34	29	26
Core [member] | Services [member] | English Services [Member]
Disclosure of products and services [line items]
Revenue	12	18	28
Growth [member]
Disclosure of products and services [line items]
Revenue	769	768	713
Growth [member] | Courseware [member]
Disclosure of products and services [line items]
Revenue	304	284	253
Growth [member] | Courseware [member] | School courseware [member]
Disclosure of products and services [line items]
Revenue	139	127	112
Growth [member] | Courseware [member] | Higher education courseware [member]
Disclosure of products and services [line items]
Revenue	63	60	57
Growth [member] | Courseware [member] | English courseware [member]
Disclosure of products and services [line items]
Revenue	102	97	84
Growth [member] | Assessments [Member]
Disclosure of products and services [line items]
Revenue	83	70	57
Growth [member] | Assessments [Member] | School and higher education assessments [member]
Disclosure of products and services [line items]
Revenue	23	21	20
Growth [member] | Assessments [Member] | Professional and English Certification [Member]
Disclosure of products and services [line items]
Revenue	60	49	37
Growth [member] | Services [member]
Disclosure of products and services [line items]
Revenue	382	414	403
Growth [member] | Services [member] | School Services [Member]
Disclosure of products and services [line items]
Revenue	54	54	47
Growth [member] | Services [member] | Higher Education Services [Member]
Disclosure of products and services [line items]
Revenue	32	46	70
Growth [member] | Services [member] | English Services [Member]
Disclosure of products and services [line items]
Revenue	£ 296	£ 314	£ 286